Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	€ 0.2	€ 0.2
Common stock, Authorized shares	430,503,000	430,503,000
Common stock, Issued and fully paid	251,751,500	250,751,500
Treasury shares, shares	3,915,144